INCOME TAXES (Schedule of components of the income tax provision) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Line Items]
Total current income tax expense	$ 4,893,573	$ 4,054,018
Total deferred income tax expense (recovery)	(279,145)	97,632
Total income tax expense for continuing operations	4,614,428	4,151,650
Canadian [Member]
Income Tax Disclosure [Line Items]
Total current income tax expense	0	0
Total deferred income tax expense (recovery)	0	0
US Federal and State [Member]
Income Tax Disclosure [Line Items]
Total current income tax expense	4,893,573	4,054,018
Total deferred income tax expense (recovery)	$ (279,145)	$ 97,632